Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used in the Impairment Test for CGU Groups (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Wiggle Group | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		9.68%
Tax rate		25.00%
6-year CAGR (Compound Annual Growth Rate)		16.10%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		7.47%
Carrying amount in EUR million		€ 533.2
Goodwill | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	10.21%	8.86%
Tax rate	30.53%	26.50%
6-year CAGR (Compound Annual Growth Rate)	20.06%	25.63%
Growth rate terminal value	1.00%	0.50%
Terminal value EBITDA margin	11.19%	13.49%
Carrying amount in EUR million	€ 441.0	€ 293.2
Goodwill | CGU Group Publikat
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		9.17%
Tax rate		28.08%
6-year CAGR (Compound Annual Growth Rate)		15.87%
Growth rate terminal value		0.50%
Terminal value EBITDA margin		9.44%
Carrying amount in EUR million		€ 44.2
Goodwill | CGU Group Tennis US
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.62%
Tax rate	27.00%
6-year CAGR (Compound Annual Growth Rate)	12.70%
Growth rate terminal value	1.00%
Terminal value EBITDA margin	10.86%
Carrying amount in EUR million	€ 40.8
Goodwill | CGU Group Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.53%	9.43%
Tax rate	30.21%	28.98%
6-year CAGR (Compound Annual Growth Rate)	17.61%	21.09%
Growth rate terminal value	1.00%	0.50%
Terminal value EBITDA margin	10.34%	11.73%
Carrying amount in EUR million	€ 85.1	€ 105.7
Goodwill | CGU Group OUTFITTER Teamsport & Ballside
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.85%	9.05%
Tax rate	28.08%	31.93%
6-year CAGR (Compound Annual Growth Rate)	13.06%	19.56%
Growth rate terminal value	1.00%	0.50%
Terminal value EBITDA margin	8.75%	9.44%
Carrying amount in EUR million	€ 22.2	€ 20.8
Intangible assets with indefinite useful lives | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)	20.06%	25.63%
Carrying amount in EUR million	€ 136.2	€ 136.4
Intangible assets with indefinite useful lives | CGU Group Publikat
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)		15.87%
Carrying amount in EUR million		€ 0.7
Intangible assets with indefinite useful lives | CGU Group Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)	17.61%	20.63%
Carrying amount in EUR million	€ 15.3	€ 15.3
Intangible assets with indefinite useful lives | CGU Group OUTFITTER Teamsport & Ballside
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.82%	9.04%
6-year CAGR (Compound Annual Growth Rate)	13.06%	19.56%
Carrying amount in EUR million	€ 3.8	€ 3.8